Principles of Consolidation (Policies)	9 Months Ended
Dec. 31, 2016
Risks And Uncertainties [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Mimecast Jersey and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period.

Significant estimates relied upon in preparing these condensed consolidated financial statements include revenue recognition, allowances for doubtful accounts, intangible asset valuations, amortization periods, expected future cash flows used to evaluate the recoverability of long-lived assets, contingent liabilities, expensing and capitalization of research and development costs for internal-use software, the determination of the fair value of share-based awards issued, share-based compensation expense, and the recoverability of the Company’s net deferred tax assets and related valuation allowance.

The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Although the Company regularly assesses these estimates, actual results may differ materially from management’s estimates if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made. Changes in estimates are recorded in the period in which they become known.

Subsequent Events Considerations

Subsequent Events Considerations

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. The Company has evaluated all subsequent events and determined that there are no material recognized or unrecognized subsequent events requiring disclosure.

Revenue Recognition

Revenue Recognition

The Company derives its revenue from two sources: (1) subscription revenues, which are comprised of subscription fees from customers accessing the Company’s cloud services and from customers purchasing additional support beyond the standard support that is included in the basic subscription fees; and (2) related professional services and other revenue, which consists primarily of set-up and ingestion fees as well as training fees.

The Company recognizes revenue when all of the following conditions are satisfied:

•	there is persuasive evidence of an arrangement;
•	the service has been or is being provided to the customer;
•	the collection of the fees is probable; and
•	the amount of fees to be paid by the customer is fixed or determinable.

The Company’s subscription arrangements provide customers the right to access its hosted software applications. Customers do not have the right to take possession of the Company’s software during the hosting arrangement. Accordingly, the Company recognizes revenue in accordance with ASC 605, Revenue Recognition, and Staff Accounting Bulletin (SAB) No. 104, Revenue Recognition.

The Company’s products and services are sold directly by the Company’s sales force and also indirectly by third-party resellers. In accordance with the provisions of ASC 605, the Company has considered certain factors in determining whether the end-user or the third-party reseller is the Company’s customer in arrangements involving resellers. The Company has concluded that in the majority of transactions with resellers, the reseller is the Company’s customer. In these arrangements, the Company considered that it is the reseller, and not the Company, that has the relationship with the end-user. Specifically, the reseller has the ability to set pricing with the end-user and the credit risk with the end-user is borne by the reseller. Further, the reseller is not obligated to report its transaction price with the end-user to the Company, and in the majority of transactions, the Company is unable to determine the amount paid by the end-user customer to the reseller in these transactions. As a result of such considerations, revenue for these transactions is presented in the accompanying consolidated statements of operations based upon the amount billed to the reseller. For transactions where the Company has determined that the end-user is the ultimate customer, revenue is presented in the accompanying consolidated statements of operations based on the transaction price with the end-user.

Subscription and support revenue is recognized ratably over the term of the contract, typically one year in duration, beginning on the commencement date of each contract.

Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

The Company’s professional services contracts are on a time and material basis. When these services are not combined with subscription revenues as a single unit of accounting, as discussed below, these revenues are recognized as the services are rendered.

Revenue is presented net of any taxes collected from customers.

At times, the Company may enter into arrangements with multiple-deliverables that generally include multiple subscriptions, premium support and professional services. For arrangements with multiple deliverables, the Company evaluates each deliverable to determine whether it represents a separate unit of accounting based on the following criteria: (a) whether the delivered item has value to the customer on a stand-alone basis; and (b) if the contract includes a general right of return relative to the delivered item, whether delivery or performance of the undelivered items is considered probable and substantially within the Company’s control.

If the deliverables are determined to qualify as separate units of accounting, consideration is allocated to each unit of accounting based on the units’ relative selling prices. The Company determines the relative selling price for a deliverable based on its vendor-specific objective evidence of fair value (VSOE), if available, or its best estimate of selling price (BESP), if VSOE is not available. The Company has determined that third-party evidence of selling price (TPE) is not a practical alternative due to differences in its service offerings compared to other parties and the availability of relevant third-party pricing information. The amount of revenue allocated to delivered items is limited by contingent revenue, if any.

Subscription services have standalone value as such services are often sold separately. In determining whether professional services sold together with the subscription services have standalone value, the Company considers the following factors for each professional services agreement: availability of the services from other vendors, the nature of the professional services, the determination that customers cannot resell the services that Mimecast provides, the timing of when the professional services contract was signed in comparison to the subscription service start date and the contractual dependence of the subscription service on the customer’s satisfaction with the professional services work. Professional services sold at the time of the multiple-element subscription arrangement typically include customer set-up and ingestion services. To date, the Company has concluded that all of these professional services included in executed multiple-deliverable arrangements do not have standalone value and are therefore not considered separate units of accounting. These professional services are purchased by customers only in contemplation of, or in concert with, purchasing one of the hosted subscription solutions and, therefore, are not considered a substantive service, such that the provision of such service does not reflect the culmination of the earnings process. Mimecast does not sell these services without the related underlying primary subscription as there would be no practical interest or need on the behalf of a customer to buy these services without the underlying subscription. The Company does not have any knowledge of other vendors selling these services on a stand-alone basis and there is no way for an end-user to resell the deliverable. Accordingly, the deliverables within the arrangement including both subscription services and other professional services are accounted for as a single unit of accounting in accordance with the guidance in SAB No. 104. On these occasions, revenue for the professional services deliverables in the arrangement is recognized on a straight-line basis over the contractual term or the average customer life, as further described below.

Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from subscription services described above and is recognized as the revenue recognition criteria are met. In addition, deferred revenue consists of amounts paid by customers related to upfront set-up or ingestion fees. Revenue related to such services is recognized over the contractual term or the average customer life, whichever is longer. The estimated customer life has been determined to be five years.

Deferred revenue that is expected to be recognized during the succeeding twelve month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent in the accompanying consolidated balance sheets.

Concentration of Credit Risk and Off-Balance Sheet Risk

Concentration of Credit Risk and Off-Balance Sheet Risk

The Company has no off-balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments, which potentially subject us to concentrations of credit risk, consist primarily of cash and cash equivalents, investments and accounts receivable. We maintain our cash and cash equivalents and investments with major financial institutions of high-credit quality. Although the Company deposits its cash with multiple financial institutions, its deposits, at times, may exceed federally insured limits.

Credit risk with respect to accounts receivable is dispersed due to our large number of customers. The Company’s accounts receivable are derived from revenue earned from customers primarily located in the United States, the United Kingdom, South Africa and Australia. The Company generally does not require its customers to provide collateral or other security to support accounts receivable. Credit losses historically have not been significant and the Company generally has not experienced any material losses related to receivables from individual customers, or groups of customers. Due to these factors, no additional credit risk beyond amounts provided for collection losses is believed by management to be probable in the Company’s accounts receivable. As of December 31, 2016 and March 31, 2016, no individual customer represented more than 10% of our accounts receivable. During the three and nine months ended December 31, 2016 and 2015, no individual customer represented more than 10% of our revenue.

As of December 31, 2016, our investments consist primarily of investment grade fixed income corporate debt securities with maturities ranging from less than 3 month to 13 months, U.S. treasury securities with maturities ranging from 3 to 4 months and non-U.S. government securities with maturities ranging from 2 to 11 months. We diversify our investment portfolio by investing in multiple types of investment-grade securities and attempt to mitigate a risk of loss by using a third-party investment manager.

Software Development Costs

9. Software Development Costs

Costs incurred to develop software applications used in the Company’s SaaS platform consist of certain direct costs of materials and services incurred in developing or obtaining internal-use computer software, and payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the project. These costs generally consist of internal labor during configuration, coding, and testing activities. Research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance and general and administrative or overhead costs are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the application is substantially complete and ready for its intended use. Qualified costs incurred during the operating stage of the Company’s software applications relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality, while costs incurred for maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred. During the three and nine months ended December 31, 2016 and 2015, the Company believes the substantial majority of its development efforts were either in the preliminary project stage of development or in the operation stage (post-implementation), and accordingly, no costs have been capitalized during these periods. These costs are included in the accompanying consolidated statements of operations as research and development expense.

Recently Issued Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies and adopted by the Company as of the specified effective date.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09), to supersede nearly all existing revenue recognition guidance under GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. This guidance is effective for annual reporting periods beginning after December 15, 2017 including interim reporting periods within that reporting period and allows for either full retrospective or modified retrospective application. Early adoption is permitted, but not before the original public organization effective date (that is, annual periods beginning after December 15, 2016). The Company is currently evaluating the adoption method it will apply and the impact of the adoption of ASU 2014-09 on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.  ASU 2014-15 requires management to evaluate, at each annual or interim reporting period, whether there are conditions or events that exist that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date the financial statements are issued and provide related disclosures. ASU 2014-15 is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016 and earlier application is permitted. The Company is currently evaluating the impact of the adoption of ASU 2014-15, but the adoption is not expected to have a material effect on its consolidated financial statements or disclosures.

In February 2015, the FASB issued ASU No. 2015-02, Consolidation (Topic 810)-Amendments to the Consolidation Analysis, which amends the criteria for determining which entities are considered variable interest entities, or VIEs, amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. ASU 2015-02 is effective for annual periods, and interim periods therein, beginning after December 15, 2015. The Company adopted this standard on April 1, 2016 and the adoption did not have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs (ASU 2015-03), which requires the Company to present such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs will continue to be reported as interest expense. ASU 2015-03 will be effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal years. The new guidance will be applied retrospectively to each prior period presented. The Company adopted this standard retrospectively on April 1, 2016 and the adoption did not have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40), Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (ASU 2015-05). ASU 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The guidance will not change GAAP for a customer’s accounting for service contracts. The ASU aims to reduce complexity and diversity in practice. The Company adopted this standard prospectively on April 1, 2016 and the adoption did not have a material impact on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The amendment requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The ASU is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2016. Early adoption is permitted. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2015-17 on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (ASU 2016-02). ASU 2016-02 requires a lessee to recognize most leases on the balance sheet but recognize expenses on the income statement in a manner similar to current practice. The update states that a lessee will recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying assets for the lease term. Leases will continue to be classified as either financing or operating, with classification affecting the recognition, measurement and presentation of expenses and cash flows arising from a lease. ASU 2016-02 is effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2016-09 on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (ASU 2016-09). ASU 2016-09 simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is effective for fiscal years, and interim periods within those annual periods, beginning after December 15, 2016 and allows for prospective, retrospective or modified retrospective adoption, depending on the area covered in the update, with early adoption permitted. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2016-09 on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (ASU 2016-15). ASU 2016-15 is intended to add or clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows and to eliminate the diversity in practice related to such classifications. The guidance in ASU 2016-15 is required for annual reporting periods beginning after December 15, 2017, with early adoption permitted. The Company is currently in the process of evaluating the impact and timing of adoption of the ASU 2016-15 on its consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of 90 days or less from the date of purchase to be cash equivalents.

Cash and cash equivalents consist of cash on deposit with banks, amounts held in interest-bearing money market funds and short-term investments with maturities of 90 days or less from the date of purchase. Cash equivalents are carried at cost, which approximates their fair market value.